STATEMENT OF INVESTMENTS
BNY Mellon Short-Intermediate Municipal Bond Fund

June 30, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 93.9%
Alabama - 1.2%
Auburn University, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	1,200,000	1,402,404
Jefferson County, GO, Refunding, Ser. A	5.00	4/1/2022	1,800,000	1,940,058
				3,342,462
Arizona - 2.9%
Arizona, COP, Refunding, Ser. A	5.00	10/1/2025	5,000,000	6,081,400
Maricopa County Unified School District No. 4, GO, Ser. A	5.00	7/1/2025	1,840,000	2,242,739
				8,324,139
California - 4.6%
California, GO, Refunding	5.00	4/1/2025	1,000,000	1,214,040
California, GO, Refunding	5.00	4/1/2024	1,500,000	1,759,650
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	400,000	465,144
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2025	500,000	598,430
California Infrastructure & Economic Development Bank, Revenue Bonds, Refunding (California Academy of Sciences Project) Ser. B, 1 Month LIBOR x.7 +.38%	0.51	8/1/2021	2,280,000	[a] 2,265,134
California Pollution Control Financing Authority, Revenue Bonds (Waste Management Project) Ser. A	2.50	5/1/2024	2,625,000	2,768,535
Golden Tobacco Securitization Corp., Revenue Bonds, Refunding, Ser. A1	5.00	6/1/2021	2,700,000	2,807,082
Port of Los Angeles, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2021	1,400,000	1,460,340
				13,338,355
Colorado - 2.0%
Colorado Health Facilities Authority, Revenue Bonds, Refunding (Sisters of Charity of Leavenworth Health System Obligated Group) Ser. A	5.00	1/1/2024	2,145,000	2,441,889

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 93.9% (continued)
Colorado - 2.0% (continued)
Denver City & County Airport System, Revenue Bonds, Refunding, Ser. A	5.00	11/15/2022	3,000,000	3,284,100
Vauxmont Metropolitan District, GO, Refunding (Insured; Assured Guaranty Municipal Corp.)	5.00	12/15/2024	130,000	151,280
				5,877,269
Connecticut - 1.5%
Connecticut, Revenue Bonds, Refunding, Ser. B	5.00	9/1/2021	2,000,000	2,101,180
Connecticut, Special Tax Bonds, Ser. A	5.00	5/1/2025	850,000	1,017,170
New Haven, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	8/1/2024	1,140,000	1,279,764
				4,398,114
District of Columbia - 2.2%
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding	5.00	10/1/2022	4,635,000	5,067,306
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2022	1,200,000	1,311,924
				6,379,230
Florida - 5.5%
Central Florida Expressway Authority, Revenue Bonds, Refunding	5.00	7/1/2022	1,750,000	1,886,517
Gainesville Utilities System, Revenue Bonds, Ser. A	5.00	10/1/2022	1,250,000	1,377,225
Hillsborough County Solid Waste & Resource Recovery, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2021	1,240,000	1,305,708
Jacksonville, Revenue Bonds, Refunding	5.00	10/1/2024	3,000,000	3,262,920
Lee County Solid Waste System, Revenue Bonds, Refunding	5.00	10/1/2021	3,150,000	3,308,161
Miami-Dade County Aviation, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2020	3,100,000	3,130,101
Palm Beach County Health Facilities Authority, Revenue Bonds, Refunding (ACTS Retirement-Life Communities Obligated Group)	5.00	11/15/2021	1,500,000	1,567,740
				15,838,372
Georgia - 2.4%
Clarke County Hospital Authority, Revenue Bonds, Refunding (Piedmont Healthcare Project) Ser. A	5.00	7/1/2021	2,000,000	2,083,680

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 93.9% (continued)
Georgia - 2.4% (continued)
Clarke County Hospital Authority, Revenue Bonds, Refunding (Piedmont Healthcare Project) Ser. A	5.00	7/1/2020	1,800,000	1,800,000
Georgia Municipal Electric Authority, Revenue Bonds, Refunding (Project One) Ser. A	4.00	1/1/2021	2,000,000	2,026,480
Savannah Economic Development Authority, Revenue Bonds, Refunding (International Paper Co.)	1.90	8/1/2024	1,000,000	1,029,410
				6,939,570
Illinois - 10.3%
Chicago Board of Education, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	12/1/2023	1,000,000	1,094,740
Chicago II Waterworks, Revenue Bonds, Refunding	5.00	11/1/2020	1,000,000	1,011,640
Chicago II Waterworks, Revenue Bonds, Refunding, Ser. 2017-2	5.00	11/1/2021	1,315,000	1,375,556
Chicago II Waterworks, Revenue Bonds, Refunding, Ser. 2017-2	5.00	11/1/2022	1,200,000	1,295,916
Chicago Metropolitan Water Reclamation District, GO, Refunding, Ser. A	5.00	12/1/2020	1,850,000	1,884,909
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2021	1,795,000	1,832,785
Chicago Park District, GO, Refunding, Ser. B	5.00	1/1/2025	1,000,000	1,103,160
Illinois Finance Authority, Revenue Bonds, Refunding (OFS Healthcare System Obligated Group) Ser. A	5.00	11/15/2020	2,405,000	2,435,832
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.00	10/1/2020	1,200,000	1,213,620
Illinois Finance Authority, Revenue Bonds, Refunding (The University of Chicago) Ser. A	5.00	10/1/2020	2,590,000	2,619,396
Illinois Toll Highway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	1,500,000	1,767,180
Northern Illinois Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2021	4,800,000	5,103,936
Northern Illinois Municipal Power Agency, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2020	1,000,000	1,018,750
Railsplitter Tobacco Settlement Authority, Revenue Bonds	5.00	6/1/2022	3,220,000	3,446,881

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 93.9% (continued)
Illinois - 10.3% (continued)
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	1,000,000	1,136,480
University of Illinois, Revenue Bonds, Refunding, Ser. C	5.00	4/1/2025	1,470,000	1,541,560
				29,882,341
Indiana - 6.7%
Indiana Finance Authority, Revenue Bonds (Green Bond) Ser. E	5.00	2/1/2024	1,025,000	1,193,151
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light Co.) Ser. A	3.13	12/1/2024	3,000,000	3,288,600
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2021	1,000,000	1,057,390
Indiana Finance Authority, Revenue Bonds, Refunding (Parkview Health System Obligated Group) Ser. A	5.00	11/1/2022	1,135,000	1,244,380
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit) Ser. A	4.00	10/1/2024	865,000	972,589
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit) Ser. A	4.00	11/1/2024	800,000	901,128
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit) Ser. A	4.00	11/1/2025	1,295,000	1,485,637
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds, Refunding (Indianapolis Airport Authority Project) Ser. A1	5.00	1/1/2021	3,870,000	3,941,905
Whiting, Revenue Bonds (BP Products North America)	5.00	11/1/2022	5,000,000	5,422,050
				19,506,830
Louisiana - 1.6%
East Baton Rouge Sewerage Commission, Revenue Bonds, Refunding, Ser. B	5.00	2/1/2025	1,000,000	1,200,860
Louisiana Offshore Terminal Authority, Revenue Bonds, Refunding (Loop LLC Project)	1.65	12/1/2023	2,500,000	2,467,300
Parish of St. John the Baptist, Revenue Bonds, Refunding (Marathon Oil Corp.)	2.10	7/1/2024	1,000,000	978,520
				4,646,680

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 93.9% (continued)
Maine - .4%
Maine Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A1	5.00	12/1/2024	1,000,000	1,147,680
Maryland - 2.1%
Baltimore, Revenue Bonds, Refunding (Convention Center Hotel Project)	5.00	9/1/2021	1,000,000	962,050
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds, Refunding (University of Maryland Medical System Obligated Group) Ser. B	5.00	7/1/2022	1,600,000	1,726,800
Maryland Transportation Authority, Revenue Bonds	5.00	6/1/2023	2,990,000	3,305,266
				5,994,116
Massachusetts - 2.9%
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Northeastern University) Ser. A	5.00	10/1/2024	1,580,000	1,878,825
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Suffolk University)	5.00	7/1/2021	750,000	774,900
Massachusetts Development Finance Agency, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2020	450,000	450,000
Massachusetts Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2022	2,770,000	2,980,548
Massachusetts Transportation Trust Fund Metropolitan Highway System, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	1,950,000	2,315,332
				8,399,605
Michigan - 2.0%
Michigan Finance Authority, Revenue Bonds, Refunding (Henry Ford Health System Obligated Group)	5.00	11/15/2021	1,125,000	1,183,826
Michigan Finance Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. D1	5.00	7/1/2020	1,000,000	1,000,000
Michigan Strategic Fund, Revenue Bonds (I-75 Improvement Project)	5.00	6/30/2024	2,000,000	2,197,180

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 93.9% (continued)
Michigan - 2.0% (continued)
Saginaw Hospital Finance Authority, Revenue Bonds, Refunding (Covenant Healthcare System Obligated Group)	5.00	7/1/2025	625,000	740,763
Saginaw Hospital Finance Authority, Revenue Bonds, Refunding (Covenant Healthcare System Obligated Group)	5.00	7/1/2024	715,000	824,445
				5,946,214
Minnesota - .5%
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2025	150,000	177,446
Minneapolis-St. Paul Metropolitan Airports Commission, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	1,000,000	1,174,260
				1,351,706
Missouri - .4%
The Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (St. Luke's Health System Obligated Group)	5.00	11/15/2020	1,070,000	1,086,136
Nebraska - 1.1%
University of Nebraska Facilities Corp., Revenue Bonds, Ser. A	5.00	2/15/2024	2,670,000	3,099,790
Nevada - 2.7%
Clark County, GO, Refunding, Ser. A	5.00	11/1/2021	1,600,000	1,700,656
Clark County School District, GO (Insured; Assured Guaranty Municipal Corp.) Ser. A	3.00	6/15/2025	1,300,000	1,432,015
Clark County School District, GO, Refunding, Ser. C	5.00	6/15/2022	1,050,000	1,138,274
Clark County School District, GO, Refunding, Ser. D	5.00	6/15/2021	3,500,000	3,645,390
				7,916,335
New Jersey - 5.7%
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. XX	5.00	6/15/2021	1,300,000	1,333,865
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) Ser. A	5.00	7/1/2021	2,190,000	2,261,832
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (AHS Hospital Corp.)	5.00	7/1/2020	2,000,000	2,000,000

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 93.9% (continued)
New Jersey - 5.7% (continued)
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2021	2,430,000	2,550,771
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 2015-1A	5.00	12/1/2020	3,000,000	3,045,240
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. D	4.00	4/1/2021	1,410,000	1,441,711
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	2,500,000	2,882,175
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2023	1,040,000	1,161,399
				16,676,993
New York - 5.5%
Metropolitan Transportation Authority, BAN, Ser. A1	5.00	2/1/2023	1,710,000	1,812,634
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. B	5.00	11/15/2022	790,000	839,320
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. F	5.00	11/15/2021	1,000,000	1,037,070
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2025	1,450,000	1,770,276
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. C	5.00	3/15/2023	3,425,000	3,852,029
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. D	5.00	2/15/2025	1,500,000	1,804,560
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 195th	5.00	10/1/2021	2,500,000	2,621,350
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 202nd	5.00	10/15/2021	2,000,000	2,100,100
				15,837,339
Ohio - 3.6%
Cincinnati Water System, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2024	1,020,000	1,224,724
Franklin County, Revenue Bonds, Refunding (OhioHealth Obligated Group)	5.00	5/15/2021	1,275,000	1,323,335
Ohio, Revenue Bonds, Ser. 2019-1	5.00	12/15/2024	1,500,000	1,789,485

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 93.9% (continued)
Ohio - 3.6% (continued)
Sycamore Community School District, GO, Refunding	4.00	12/1/2025	2,845,000		3,333,714
Sycamore Community School District, GO, Refunding	4.00	12/1/2024	2,415,000		2,767,904
				10,439,162
Oklahoma - .3%
Oklahoma Development Finance Authority, Revenue Bonds (Gilcrease Developers)	1.63	7/6/2023	1,000,000		993,870
Pennsylvania - 8.4%
Allegheny County Hospital Development Authority, Revenue Bonds, Refunding (Allegheny Health Network Obligated Group) Ser. A	5.00	4/1/2024	2,000,000		2,292,180
Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds	5.00	6/1/2023	1,000,000		1,117,330
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Ser. A	5.00	7/1/2025	1,000,000		1,222,200
Delaware Valley Regional Finance Authority, Revenue Bonds, Ser. B, 1 Month MUNIPSA +.42%	0.55	9/1/2022	5,000,000	[a]	4,965,350
Montgomery County Higher Education & Health Authority, Revenue Bonds, Refunding (Thomas Jefferson University Obligated Group) Ser. C, 6 Month MUNIPSA +.72%	0.85	9/1/2023	2,000,000	[a]	2,000,020
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	2.15	7/1/2024	2,500,000		2,563,800
Pennsylvania Economic Development Financing Authority, Revenue Bonds, Refunding (University of Pittsburgh Medical Center Obligated Group) Ser. A	5.00	2/1/2022	1,665,000		1,771,344
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	7/15/2028	185,000		245,393
Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Ser. B	5.00	6/1/2021	2,135,000		2,205,711
Philadelphia, GO, Refunding, Ser. A	5.00	8/1/2024	2,000,000		2,329,960
Philadelphia Gas Works, Revenue Bonds, Refunding	5.00	10/1/2021	1,200,000		1,257,180

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 93.9% (continued)
Pennsylvania - 8.4% (continued)
Southcentral Pennsylvania General Authority, Revenue Bonds, Refunding (WellSpan Health Obligated Group)	5.00	6/1/2022	1,000,000	1,080,400
Southeastern Pennsylvania Transportation Authority, Revenue Bonds, Refunding	5.00	3/1/2021	1,350,000	1,392,323
				24,443,191
Rhode Island - .8%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Lifespan Obligation Group)	5.00	5/15/2021	2,250,000	2,320,717
Tennessee - 1.7%
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. A	5.25	9/1/2021	2,000,000	2,083,520
Tennessee Energy Acquisition Corp., Revenue Bonds, Ser. C	5.00	2/1/2021	2,905,000	2,961,647
				5,045,167
Texas - 10.6%
Brazos Higher Education Authority, Revenue Bonds, Ser. 1A	5.00	4/1/2025	685,000	784,996
Brazos Higher Education Authority, Revenue Bonds, Ser. 1A	5.00	4/1/2024	600,000	671,886
Central Texas Regional Mobility Authority, Revenue Bonds, Refunding	5.00	1/1/2021	1,000,000	1,014,420
Clifton Higher Education Finance Corp., Revenue Bonds, Refunding (IDEA Public Schools) (Insured; Permanent School Fund Guarantee Program)	4.00	8/15/2022	1,600,000	1,723,632
Denton Utility System, Revenue Bonds	5.00	12/1/2021	1,250,000	1,333,013
Grand Parkway Transportation Corp., BAN	5.00	2/1/2023	5,000,000	5,407,300
Houston, GO, Refunding, Ser. A	5.00	3/1/2022	1,500,000	1,618,230
Houston Hotel Occupancy, Revenue Bonds, Refunding, Ser. A	5.00	9/1/2020	1,000,000	1,003,350
Love Field Airport Modernization Corp., Revenue Bonds	5.00	11/1/2020	1,000,000	1,011,640
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.) Ser. A	5.00	5/15/2024	1,040,000	1,212,734
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2022	2,910,000	3,107,356

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 93.9% (continued)
Texas - 10.6% (continued)
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. A	5.00	1/1/2021	1,000,000	1,022,670
North Texas Tollway Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2025	2,500,000	2,946,525
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.50	8/15/2023	3,500,000	3,694,705
Texas, GO	5.00	8/1/2021	4,115,000	4,317,499
				30,869,956
Utah - 1.2%
Salt Lake City Airport, Revenue Bonds, Ser. A	5.00	7/1/2022	2,000,000	2,163,200
Utah, GO, Ser. B	5.00	7/1/2025	1,000,000	1,224,420
				3,387,620
Virginia - 1.8%
Fairfax County Industrial Development Authority, Revenue Bonds, Refunding (Inova Health System Project) Ser. A	5.00	5/15/2021	1,000,000	1,037,910
Roanoke Economic Development Authority, Revenue Bonds, Refunding (Carilion Clinic Obligated Group) Ser. A	5.00	7/1/2024	1,000,000	1,158,600
Virginia Public School Authority, Revenue Bonds, Ser. VIII	5.00	4/15/2025	2,500,000	3,036,250
				5,232,760
Washington - 1.2%
Port of Seattle, Revenue Bonds	5.00	4/1/2024	2,000,000	2,266,900
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (CommonSpirit Health Obligated Group) Ser. B1	5.00	8/1/2024	1,040,000	1,169,262
				3,436,162
Wisconsin - .1%
Wisconsin Department of Transportation, Revenue Bonds, Refunding, Ser. 1	5.00	7/1/2024	330,000	360,842
Total Long-Term Municipal Investments (cost $268,183,838)			272,458,723

Short-Term Municipal Investments - 3.2%
New York - 1.4%
Erie County, RAN	3.00	6/24/2021	3,000,000	3,073,860
New York State Dormitory Authority, RAN, Ser. B	5.00	3/31/2021	1,000,000	1,035,330
				4,109,190

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Short-Term Municipal Investments - 3.2% (continued)
Texas - 1.8%
Texas, TRAN	4.00	8/27/2020	5,000,000	5,029,450
Total Short-Term Municipal Investments (cost $9,121,515)			9,138,640
Total Investments (cost $277,305,353)			97.1%	281,597,363
Cash and Receivables (Net)			2.9%	8,446,800
Net Assets			100.0%	290,044,163

GO—General Obligation

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Variable rate security—rate shown is the interest rate in effect at period end.

STATEMENT OF INVESTMENTS
BNY Mellon Short-Intermediate Municipal Bond Fund

June 30, 2020 (Unaudited)

The following is a summary of the inputs used as of June 30, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Municipal Securities	-	281,597,363	-	281,597,363

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as

NOTES

calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At June 30, 2020, accumulated net unrealized appreciation on investments was $4,292,010, consisting of $4,629,280 gross unrealized appreciation and $337,270 gross unrealized depreciation.

At June 30, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.